Other assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure Of Other Financial Assets Measured At Amortised Cost Explanatory
USD m 30.6.22 31.3.22 31.12.21
Debt securities
1
29,812 21,192 18,858
Loans to financial advisors 2,447 2,388 2,453
Fee-

and commission-related receivables
1,970 1,953 1,972
Finance lease receivables 1,283 1,325 1,356
Settlement and clearing accounts

501 492 455
Accrued interest income 681 547 520
Other 833 801 594
Total other financial assets

measured at amortized cost
37,528 28,697 26,209
1 Effective 1 April 2022, a portfolio of

assets previously classified as

Financial assets measured

at fair value through other comprehensive

income was reclassified to

Other financial assets

measured at amortized cost.
Refer to Note 1 for more information.

Disclosure Of Other Non Financial Assets Explanatory
USD m 30.6.22 31.3.22 31.12.21
Precious metals and other physical commodities

4,377 4,626 5,258
Deposits and collateral provided in connection

with litigation, regulatory and similar matters
1
2,150 2,280 1,526
Prepaid expenses 1,037 1,143 1,108
VAT and other

tax receivables
440 469 638
Properties and other non

-current assets held for sale
340 313 32
Assets of disposal groups held for sale 823 1,018 1,093
Other 817 731 621
Total other non-financial

assets
9,984 10,581 10,277
1 Refer to Note 14 for more information.

Disclosure Of Other Financial Liabilities Measured At Amortized Cost Explanatory
USD m 30.6.22 31.3.22 31.12.21
Other accrued expenses 1,711 1,780 1,876
Accrued interest expenses 1,195 822 1,094
Settlement and clearing accounts 1,882 1,691 1,304
Lease liabilities 3,252 3,422 3,558
Other

1,891 1,925 1,167
Total other financial liabilities

measured at amortized cost
9,930 9,641 9,001

Disclosure Of Other Financial Liabilities Measured At Fair Value Explanatory
USD m 30.6.22 31.3.22 31.12.21
Financial liabilities related to unit-linked investment

contracts
14,503 18,661 21,466
Securities financing transactions 12,026 9,388 6,377
Over-the-counter debt instruments 2,036 2,269 2,128
Other 0 8 103
Total other financial liabilities designated

at fair value
28,566 30,325 30,074

Disclosure Of Other Non Financial Liabilities Explanatory
USD m 30.6.22 31.3.22 31.12.21
Compensation-related liabilities 5,421 4,818 7,257
of which: net defined benefit liability 480 576 633
Deferred tax liabilities 207 174 300
Current tax liabilities 973 947 1,398
VAT and other

tax payables
643 772 590
Deferred income 245 260 240
Liabilities of disposal groups held for sale 1,351 1,289 1,298
Other 70 61 68
Total other non-financial

liabilities
8,910 8,322 11,151